Revenue - Schedule of contract liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Contract liabilities at beginning of period	€ 334,123	€ 38,427
Deferred during the year	190,154	334,123
Recognized as revenue during the year	(334,123)	(38,427)
Contract liabilities at end of period	€ 190,154	€ 334,123